Debt and Commitments - Schedule of Future Principal Repayments on Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 211
2017	23
2018	7
2019	4
2020	1
Thereafter	2,311
Total long-term debt	$ 2,557	$ 995